Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Aug. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Cash equivalents, at carrying value		$ 212,000
FDIC insured amount		250,000
Jet Token, Inc. [Member]
FDIC insured amount		$ 250,000
Property and equipment, useful life		3 years
Capitalized internal software costs		$ 398,000	$ 398,000
Amortization expense		132,702	132,696
Accumulated amortization of internal software		265,398
Deferred revenue		933,361
Advertising costs		$ 426,728	704,724
NOL carryovers limitation		The CARES Act retroactively suspends the 80% income limitation on use of NOL carryovers for taxable years beginning before January 1, 2021, and allows 100% of any such taxable income to be offset by the amount of such NOL carryforward. This 80% income limitation is reinstated (with slight modifications) for tax years beginning after December 31, 2021.
Deferred tax assets		$ 1,465,000	1,213,000
Deferred tax assets, net operating losses		6,980,000	5,778,000
Increase in valuation allowance		260,000	694,000
Operating lease ROU assets		2,081,568		$ 2,506,711
Operating lease liabilities		$ 2,026,343		$ 2,506,711
Jet Token, Inc. [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		70,373,357	61,195,357
Jet Token, Inc. [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,666,667	1,666,667
Jet Token, Inc. [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		19,509,718	19,809,718
Common Class A [Member]
Common stock shares issued and outstanding		1,301,952
Common stock, shares redemption		1,186,952	11,500,000
Private Placement Warrants [Member]
Number of warrants issued	5,760,000	5,760,000
IPO [Member]
Number of warrants issued	17,260,000	17,260,000
Private Placement [Member]
Number of warrants issued	11,500,000